Changes in Accounting Policies - Narrative (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Right-of-use assets	$ 770,000,000		$ 0
Lease liabilities	902,000,000		0
Operating leases			1,056,000,000
Financial assets	152,785,000,000		143,061,000,000
IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Right-of-use assets		$ 744,000,000
Lease liabilities		880,000,000
De-recognition of deferred balances		105,000,000
Deferred tax impact		$ 9,000,000
Weighted average incremental borrowing rate applied to lease liabilities at date of initial application of IFRS 16		3.30%
IFRS 16 | Restatement Adjustment
Disclosure of voluntary change in accounting policy [line items]
Reduction to retained earnings		$ 22,000,000
Debt securities | Credit risk
Disclosure of voluntary change in accounting policy [line items]
Financial assets	81,606,000,000		74,443,000,000
Debt securities | Credit risk | Available-for-sale
Disclosure of voluntary change in accounting policy [line items]
Financial assets	13,712,000,000		13,041,000,000
Mortgages and loans(1)
Disclosure of voluntary change in accounting policy [line items]
Financial assets	$ 48,222,000,000		$ 46,822,000,000